Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the relationship between the compensation paid to our Chief Executive Officer(s) (referred to in this discussion as our “PEO(s)”) and the other Named Executive Officers (referred to in this discussion as our
“Non-PEO
NEOs”) and our financial performance for the fiscal years shown in the table below.

Year (1)	Summary Compensation Table Total for PEO (Mr. Gopalan) ($)	Summary Compensation Table Total for PEO (Mr. Sievert) ($)	Compensation Actually Paid to PEO (Mr. Gopalan) ($) (2) (3)	Compensation Actually Paid to PEO (Mr. Sievert) ($) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Adjusted Free Cash Flow (5) (millions) ($)
							TMUS Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return (4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	35,439,421	50,408,096	29,796,797	63,432,371	18,826,522	14,580,415	156	112	10,992	17,995

2024	—	30,040,245	—	70,190,679	9,778,552	20,462,125	167	109	11,339	17,032

2023	—	37,488,851	—	55,021,146	10,759,665	13,633,451	119	89	8,317	13,586

2022	—	29,060,048	—	86,602,023	10,461,699	21,148,334	104	82	2,590	7,656

2021	—	22,610,659	—	(15,052,969)	9,689,891	3,906,500	86	91	3,024	5,646

1
In accordance with applicable SEC rules, since Messrs. Gopalan and Sievert both served as Chief Executive Officer during 2025, they are each included in the table above and corresponding footnotes as a PEO. The following table lists the PEOs and
Non-PEO
NEOs for each of fiscal years 2025, 2024, 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs

2025	Srinivasan Gopalan & G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field, Ulf Ewaldsson

2024	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2023	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

2
The following table shows the amounts deducted from and added to the Summary Compensation Table totals to calculate “Compensation Actually Paid” to our PEOs and to the average Summary Compensation Table totals for our Non-PEO NEOs in accordance with Item 402(v)(2)(iii) of Regulation S-K:

	2025

	Mr. Gopalan ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	35,439,421	50,408,096	18,826,522

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(27,114,078)	(27,546,942)	(14,165,185)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	21,471,455	—	8,171,653

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	(163,789)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	19,777,194	146,294

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	20,794,023	2,173,522

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(408,602)

Compensation Actually Paid	29,796,797	63,432,371	14,580,415

3
The dollar amounts reported represent the amount of “Compensation Actually Paid,” as calculated in accordance with Item 402(v)(2)(iii) of Regulation S-K. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “Compensation Actually Paid,” the fair value of stock awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of stock awards for purposes of the Summary Compensation Table. For additional information regarding the valuation assumptions used to calculate the fair value of our stock awards, please see the notes to our financial statements in our Annual Report on Form
10-K
for the applicable fiscal year.

4
The Company and the Company’s peer group cumulative TSR (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 in our common stock for the period beginning on the last trading day of 2020 through the end of the relevant fiscal year, assuming reinvestment of all dividends. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Mobile Telecommunications TSM Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report on Form
10-K
for 2025.

5
The Company has identified Adjusted Free Cash Flow as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEOs and the
Non-PEO
NEOs in 2025 to the Company’s performance. See Appendix A to this Proxy Statement for a reconciliation of Adjusted Free Cash Flow, a non-GAAP measure to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
1
In accordance with applicable SEC rules, since Messrs. Gopalan and Sievert both served as Chief Executive Officer during 2025, they are each included in the table above and corresponding footnotes as a PEO. The following table lists the PEOs and
Non-PEO
NEOs for each of fiscal years 2025, 2024, 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs

2025	Srinivasan Gopalan & G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field, Ulf Ewaldsson

2024	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2023	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

Peer Group Issuers, Footnote	The Company and the Company’s peer group cumulative TSR (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 in our common stock for the period beginning on the last trading day of 2020 through the end of the relevant fiscal year, assuming reinvestment of all dividends. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Mobile Telecommunications TSM Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report on Form
10-K
	for 2025.
Adjustment To PEO Compensation, Footnote
2
The following table shows the amounts deducted from and added to the Summary Compensation Table totals to calculate “Compensation Actually Paid” to our PEOs and to the average Summary Compensation Table totals for our Non-PEO NEOs in accordance with Item 402(v)(2)(iii) of Regulation S-K:

	2025

	Mr. Gopalan ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	35,439,421	50,408,096	18,826,522

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(27,114,078)	(27,546,942)	(14,165,185)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	21,471,455	—	8,171,653

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	(163,789)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	19,777,194	146,294

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	20,794,023	2,173,522

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(408,602)

Compensation Actually Paid	29,796,797	63,432,371	14,580,415

Non-PEO NEO Average Total Compensation Amount	$ 18,826,522	$ 9,778,552	$ 10,759,665	$ 10,461,699	$ 9,689,891
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,580,415	20,462,125	13,633,451	21,148,334	3,906,500
Adjustment to Non-PEO NEO Compensation Footnote
2
The following table shows the amounts deducted from and added to the Summary Compensation Table totals to calculate “Compensation Actually Paid” to our PEOs and to the average Summary Compensation Table totals for our Non-PEO NEOs in accordance with Item 402(v)(2)(iii) of Regulation S-K:

	2025

	Mr. Gopalan ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	35,439,421	50,408,096	18,826,522

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(27,114,078)	(27,546,942)	(14,165,185)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	21,471,455	—	8,171,653

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	(163,789)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	19,777,194	146,294

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	20,794,023	2,173,522

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(408,602)

Compensation Actually Paid	29,796,797	63,432,371	14,580,415

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Free Cash Flow
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, TSR, and Peer Group TSR
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

Service Revenues;

Core Adjusted EBITDA; and

Adjusted Free Cash Flow.
In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program appropriately rewards our PEO and the Non-PEO NEOs for Company and individual performance, promotes retention of our senior leadership team and supports long-term value creation for our stockholders.

Total Shareholder Return Amount	$ 156	167	119	104	86
Peer Group Total Shareholder Return Amount	112	109	89	82	91
Net Income (Loss)	$ 10,992,000,000	$ 11,339,000,000	$ 8,317,000,000	$ 2,590,000,000	$ 3,024,000,000
Company Selected Measure Amount	17,995,000,000	17,032,000,000	13,586,000,000	7,656,000,000	5,646,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Service Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Core Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	See Appendix A to this Proxy Statement for a reconciliation of Adjusted Free Cash Flow, a non-GAAP measure to the most directly comparable GAAP measure.
G. Michael Sievert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 50,408,096	$ 30,040,245	$ 37,488,851	$ 29,060,048	$ 22,610,659
PEO Actually Paid Compensation Amount	$ 63,432,371	$ 70,190,679	$ 55,021,146	$ 86,602,023	$ (15,052,969)
PEO Name	G. Michael Sievert	G. Michael Sievert	G. Michael Sievert	G. Michael Sievert	G. Michael Sievert
Srinivasan Gopalan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 35,439,421	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 29,796,797	$ 0	$ 0	$ 0	$ 0
PEO Name	Srinivasan Gopalan
PEO | G. Michael Sievert [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,546,942)
PEO | G. Michael Sievert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | G. Michael Sievert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | G. Michael Sievert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,777,194
PEO | G. Michael Sievert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,794,023
PEO | G. Michael Sievert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Srinivasan Gopalan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,114,078)
PEO | Srinivasan Gopalan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,471,455
PEO | Srinivasan Gopalan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Srinivasan Gopalan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Srinivasan Gopalan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Srinivasan Gopalan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,165,185)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,171,653
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,789)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,294
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,173,522
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (408,602)